Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Accumulated deficit	$ (385,884)	$ (224,097)
Perfect Mobile Corp. (Taiwan)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Perfect Corp. (USA)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Perfect Corp. (Japan)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Perfect Corp. (Shanghai)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Perfect Mobile Corp (B. V. I.)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Beauty Corp.
Disclosure of subsidiaries [line items]
Ownership percentage		100.00%
Fashion Corp.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Perfect Mobile Limited. (France)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%